Inventories (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Inventory Disclosure [Line Items]
Finished goods	¥ 142,175	¥ 117,337
Work in process	54,248	54,700
Raw materials and supplies	100,027	98,299
Inventories (Note 5)	¥ 296,450	¥ 270,336